Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Private Placement	Preferred Stock Issuance, REIT Status	IPO	IPO - Shares From Existing Shareholders	Stockholders’ Equity	Stockholders’ Equity Private Placement	Stockholders’ Equity Preferred Stock Issuance, REIT Status	Stockholders’ Equity IPO	Stockholders’ Equity IPO - Shares From Existing Shareholders	Preferred stock	Preferred stock Preferred Stock Issuance, REIT Status	Common stock	Common stock Private Placement	Common stock IPO	Common stock IPO - Shares From Existing Shareholders	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Additional Paid-in Capital IPO	Additional Paid-in Capital IPO - Shares From Existing Shareholders	Retained (Loss) Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interests	Noncontrolling Interests IPO	Noncontrolling Interests IPO - Shares From Existing Shareholders	Partners’ Capital
Beginning balance at Dec. 31, 2018	$ 82,748																									$ 82,748
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners’ contribution	537																									537
Partners’ distribution	(5,711)																									(5,711)
Net income (loss)	(8,072)																									(8,072)
Other comprehensive income (loss)	55																									55
Ending balance at Dec. 22, 2019	69,557																									69,557
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	55																									55
Net income (loss)	(8,072)																									(8,072)
Net income (loss)	42					$ 28															$ 28		$ 14
Proceeds received from Successor for assets of the Predecessor	(69,557)																									(69,557)
Issuance of OP Units	87,885																						87,885
Issuance of stock (in shares)														8,860,760
Issuance of stock		$ 175,000					$ 175,000							$ 89				$ 174,911
Offering and related costs of common stock	(10,495)					(10,495)											$ (10,495)
Net income (loss)	42					28															28		14
Ending balance at Dec. 31, 2019	252,432					164,533					$ 0		$ 89				164,416				28	$ 0	87,899			0
Ending balance (in shares) at Dec. 31, 2019											0		8,860,760
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	212					730															730		(518)
Other comprehensive income (loss)	253					235																235	18
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)												125		2,936,885	13,681,561
Issuance of stock		58,003	$ 125	$ 246,268			58,003	$ 125	$ 246,268			$ 125		$ 29	$ 136			57,974	$ 246,132
Offering and related costs of preferred stock	(21)					(21)					$ (21)
Offering and related costs of common stock		$ (3,444)		(18,967)			$ (3,444)		(18,967)									$ (3,444)	(18,967)
Dividends declared and paid on preferred stock	(8)					(8)															(8)
Redemption of preferred stock upon initial public offering (in shares)											(125)
Redemption of preferred stock upon initial public offering	(138)					(138)					$ (104)										(34)
Redemption of OP Units and issuance of common stock in initial public offering (in shares)															255,268	2,441,869
Redemption of OP Units and issuance of common stock in initial public offering				$ 0	$ 0				$ 5,030	$ 47,617					$ 3	$ 24			$ 5,027	$ 47,593				$ (5,030)	$ (47,617)
Dividends and distributions declared on common stock and OP units	(8,834)					(8,057)															(8,057)		(777)
Dividends declared on restricted stock	(123)					(123)															(123)
Vesting of restricted stock units (in shares)													34,600
Vesting of restricted stock units	0												$ 1				(1)
Repurchase of common stock for tax withholding obligations (in shares)													(7,398)
Repurchase of common stock for tax withholding obligations	(137)					(137)											(137)
Stock-based compensation	2,452					2,452											2,452
Other comprehensive income (loss)	253					235																235	18
Net income (loss)	212					730															730		(518)
Ending balance at Dec. 31, 2020	$ 528,073					$ 494,098					$ 0		$ 282				$ 501,045				$ (7,464)	$ 235	$ 33,975			$ 0
Ending balance (in shares) at Dec. 31, 2020											0		28,203,545